SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of basic and diluted loss per common share

	For the Three Months
	Ended
	March 31,
	2021	2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$—	$634,775
Unrealized loss on marketable securities held in Trust Account	—	—
Net Income allocable to shares subject to possible redemption	$—	$634,775
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	22,480,341	25,070,806
Basic and diluted net income per share	$—	$0.02

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net Income (loss)	$(1,080,978)	$5,697,071
Net Income allocable to Common stock subject to possible redemption	—	(634,775)
Non-Redeemable Net Loss	$(1,080,978)	$5,062,296
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	11,894,659	8,194,073
Basic and diluted net income (loss) per share	$(0.09)	$0.62

		For the Period
		from
		May 24, 2019
		(inception)
	Year Ended	through
	December 31,	December 31,
	2020	2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$492,250	$832,225
Unrealized loss on marketable securities held in Trust Account	—	—
Net Income allocable to shares subject to possible redemption	$492,250	$832,225
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	24,689,816	24,387,850
Basic and diluted net income per share	$0.02	$0.03

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net Income (Loss)	$(20,522,282)	$2,331,442
Net Income (Loss) allocable to Common stock subject to possible redemption	(492,250)	(832,225)
Non-Redeemable Net Loss	$(21,014,532)	$1,499,217
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	9,685,184	8,025,569
Basic and diluted net income (loss) per share	$(2.17)	$0.19